PC&J Performance Fund

                        Supplement Dated October 7, 2004
                         To Prospectus Dated May 1, 2004



     The following replaces in its entirety the "Fee Table" section of the Prospectus on page 6:






FEE  TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder  Fees  (fees  paid  directly  from  your  investment)
-----------------------------------------------------------------


Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)            0%

Maximum Sales Load Imposed on Reinvested
Dividends (as a percentage of offering
price)                                         0%

Deferred Sales Load (as a percentage
of original purchase price or redemption
proceeds, as applicable)                       0%

Redemption Fees (as a percentage of
amount redeemed, if applicable)                0%

Exchange Fee                                   0%

Annual Fund Operating Expenses
-----------------------------------------
(as a percentage of average net assets)

     Management Fees                        1.00%

     Distribution (12b-1) Fees                 0%

     Other Expenses                        .60%*
                                           ------

     Total Fund Operating Expenses          1.60%
                                           ======





*  Expense  information  has  been  restated  to  reflect  current  fees.


The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Actual expenses may be greater or less than those shown.




Example                    1 Year  3 Years  5 Years  10 Years
-------------------------  ------  -------  -------  ---------
You would pay the
following expenses on
a $10,000 investment,
assuming (1) 5% annual
return and (2) redemption
at the end of each time
period:                  $     163    $505    $871    $1,900











     This supplement and the Prospectus dated May 1, 2004 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated May 1, 2004, with a supplement dated October 7, 2004, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-888-223-0600.